OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT ASSETS
Prepaid annual frequency license (Note 34c.i, 34c.ii)	Rp 3,873	Rp 3,636
Advances	647	1,803
Prepaid rental	628	1,382
Prepaid salaries	189	200
Others	165	259
Total	Rp 5,502	Rp 7,280